Intangible Assets (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Finite-lived Intangible Assets [Roll Forward]
Balance at beginning of year			$ 872	$ 104	$ 104	$ 161
Amortization	$ (38)	$ (21)	(81)	(35)	(111)	(57)	$ (57)
Balance at end of year	$ 791		791		872	104	161
Core deposit intangible
Finite-lived Intangible Assets [Roll Forward]
Balance at beginning of year			$ 872	$ 104	104	161
Capitalized					879	0
Amortization					(111)	(57)
Balance at end of year					$ 872	$ 104	$ 161